Stock Based Compensation Plans: (Tables)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Option Transactions
	2023		2022
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	7,578,393	$ 2.03	7,218,393	$ 2.08
	0	0	0	0
Options outstanding - end of period	7,578,393	$ 2.03	7,218,393	$ 2.08

Options exercisable - end of period	7,578,393	$ 2.03	7,173,391	$ 2.08

Stock Options Oustanding and Exercisable
	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.99 - $1.28	360,000	$1.07	$ 67,550	9.59	360,000	$1.07	$ 67,550	9.59
$1.60 - $1.60	2,983,750	$1.60	0	8.51	2,983,750	$1.60	0	8.51
$1.61 - $1.93	435,000	$1.77	0	6.53	435,000	$1.77	0	6.53
$2.39 - $2.39	3,369,643	$2.39	0	3.88	3,369,643	$2.39	0	3.88
$3.15 - $3.26	430,000	$3.21	0	1.71	430,000	$3.21	0	1.71
$0.99 - $3.26	7,578,393	$2.03	$ 67,550	6.00	7,578,393	$2.03	$ 67,550	6.00